SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
SUBSEQUENT EVENTS
Subsequent Events [Text Block]

14.       SUBSEQUENT EVENTS

(a)	Subsequent to June 30, 2019, the Company received an additional $4,560,000 from lenders under the terms of the convertible loans described in Note 8.
(b)	Subsequent to June 30, 2019, the Company issued up to 495,319 options to directors, employees and a consultant, under various vesting terms at a price up to $3.595.

16.	SUBSEQUENT EVENTS

(a)	Subsequent to March 31, 2019, an exchangeable shareholder exchanged 6,083,900 pre-split exchangeable shares into 40,560 post -split common shares.

(b)
Subsequent to March 31, 2019, the Company’s Board granted
169,882
options at $
3.16
to the Board members and employees of the Company that will vest over one year, every six months, starting immediately at the grant date of May 31, 2019 and expire in 7 years.

(c)
Subsequent to March 31, 2019, an affiliate of the Company’s Chairman of the Board provided a $
500,000
term loan to the Company that bears interest at a fixed rate of
1
% per month and matures May 8, 2021.

(d)
Subsequent to March 31, 2019, an affiliate of one of the Company’s major shareholders who is also a director provided an aggregate amount of $
500,000
and from an existing shareholder $200,000 in convertible loans to the Company under the newly launched up to $
9,000,000
convertible note offering (“Offering”) that bears interest at a fixed rate of
1
% per month and matures on the earlier of March 30, 2020 and the consummation of the Offering, provided that the Company raises in one or more tranches aggregate gross proceeds of no less than US$
9,000,000
. The convertible loans contain an anti-dilution provision effective when the Company converts the above Notes into Common Stock and raises additional capital through the sale of Common Stock for cash during the period ending on the three (3) year anniversary of the earliest Issue Date of these Notes, and the price per share is less than the Conversion Price of these Notes, then the Company shall issue to the Holders additional shares of Common Stock equal to the number of Conversion Shares the Holders would have received upon conversion if the Conversion Price equaled to the new Offering Price, less the number of shares of Conversion Shares actually issued on or as of the Conversion Date.